Financial risk management (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about consolidated financial statements [Table Text Block]
	2019	2018
Cash (bank indebtedness)	$(3,188)	$99,139
Trade payables and other liabilities	$387,766	$318,172
Convertible debentures	$2,010,940	$1,877,487
Derivative liabilities	$207,161	$199,650

Disclosure of detailed information about analysis of the maturity of the trade payables [Table Text Block]
	2019	2018
Less than 30 days past billing date	$18,201	$87,356
31 to 90 days past billing date	13,259	12,837
Over 90 days past billing date	781,230	740,131
	$812,690	$840,324

Disclosure of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities [Table Text Block]
	2019		2018
	Convertible	Derivative	Convertible	Derivative
	debentures	liability	debentures	liability
Less than three months	$754,799	$75,528	$862,686	$90,142
Three to six months	1,168,349	71,326	1,346,315	382,309
Six to twelve months	675,926	618,571	267,570	177,665
	$2,599,074	$765,425	$2,476,571	$650,116